Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of loss before income taxes

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cayman Islands	(16,192)	(7,466)	(5,956)	(852)
British Virgin Islands	—	(37)	(83)	(12)
Hong Kong	(1,982)	(2,699)	(1,355)	(194)
Singapore	96	341	3,967	567
Malaysia	—	(253)	(1,905)	(272)
Indonesia	—	—	(43)	(6)
China	(46,476)	3,455	8,022	1,148
Total (loss)/income before income taxes	(64,554)	(6,659)	2,647	379

Schedule of current and deferred portions of income tax benefit/(expense)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expense	(3)	(104)	(1,125)	(160)
Deferred tax benefit/(expense)	1,889	(6)	1,052	150
Total income tax benefit/(expense)	1,886	(110)	(73)	(10)

Schedule of reconciliation between expenses of income taxes

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(64,554)	(6,659)
Income tax expense computed at PRC statutory rate (25%)	(16,139)	(1,665)
International tax rate differential	4,206	2,080
Preferential tax rate	10,613	(16,830)
Deferred tax items tax rate differential	(6,502)	15,283
Research and development super-deduction	(26,393)	(19,403)
Non-deductible expenses	3,438	2,257
Deferred tax expenses	49	1,423
Non-taxable income	—	(3)
Recognition of prior year tax loss	—	2,156
Deemed income	—	59,152
Changes in valuation allowance	28,842	(44,340)
Income tax (benefit)/expense	(1,886)	110

	Year ended December 31,
	2025
	Amount		Percent
	RMB	US$	%
Income tax expense computed at PRC statutory rate (25%)	662	95	25.0
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and PRC	1,489	213	56.2
Other foreign jurisdictions	323	46	12.1
Changes in Valuation Allowances	(7,316)	(1,046)	(276.0)
Nontaxable or Nondeductible Items
Meals and entertainment	1,627	233	61.5
Others	662	95	25.0
Other Adjustments
Out of period adjustment	5,176	740	195.3
Research and development super-deduction	(1,760)	(252)	(66.5)
Preferential tax rate	(1,230)	(176)	(46.4)
Adjustment for tax return amendments	824	118	31.1
Others	(384)	(56)	(14.7)
Income tax expense	73	10	2.6

Schedule of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	5,422	5,799	829
Share of loss from equity method investments	113	113	16
Accrued expenses	2,007	1,068	153
Net operating loss carry forward	272,542	254,635	36,412
Government grants related to assets	158	94	13
Estimated liabilities	—	27	4
Lease liabilities	4,231	3,355	480
Data asset	—	11,565	1,654
Less: Valuation allowance	(279,902)	(273,251)	(39,074)
Total deferred tax assets	4,571	3,405	487

Deferred tax liabilities
Property and equipment depreciation	(102)	(53)	(8)
Operating lease right-of-use assets	(4,057)	(3,215)	(459)
Intangible assets arising from acquisition	(3,340)	(2,014)	(288)
Total deferred tax liabilities	(7,499)	(5,282)	(755)

Net deferred tax assets	131	6	1
Net deferred tax liabilities	(3,059)	(1,883)	(269)

Schedule of unrecognized tax benefits

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Beginning balance	117	117	117	17
Increase of unrecognized tax benefits taken in prior years	—	—	40,375	5,774
Ending balance	117	117	40,492	5,791